Cover Page	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Entity Registrant Name	Kanzhun Ltd
Entity Central Index Key	0001842827
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Amendment Flag	false
Current Fiscal Year End Date	--12-31